NOTES PAYABLE -PAST DUE	12 Months Ended
Dec. 31, 2020
Stage It Corp [Member]
NOTES PAYABLE -PAST DUE

NOTE 5 – NOTES PAYABLE -PAST DUE

As of December 31, 2020 and 2019 the Company had $179,000 in promissory notes, $547,500 in convertible notes due to related party, and $315,000 in notes payable all of which were outstanding and past due. All of the notes are at 18% compound interest except for $275,000 in convertible notes due to related parties which are 10% compound interest.